TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance at the beginning of the year	$ 510	$ 1,566
Settlement with tax authorities	0	(925)
Increase in tax positions	199	66
Decrease in tax positions	(57)	(197)
Balance at the end of the year	$ 652	$ 510